Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued compensation	$ 3,173	$ 1,663
Accrued contract manufacturing costs	1,565	1,627
Accrued clinical trial costs	1,302
Accrued other	986	370
Total accrued expenses	$ 7,026	$ 3,660